Right-of-use assets	12 Months Ended
Aug. 31, 2024
Right-of-use assets
Right-of-use assets

9. Right-of-use assets

			Computer		Boat rental
	Premises	Moulds	equipment	Rolling stock	fleet	Total
	$	$	$	$	$	$
Cost
Balance at August 31, 2022	2,880,039	—	3,646	88,020	211,459	3,183,164
Additions	921,498	—	—	—	—	921,498
Disposals	—	—	—	(46,200)	(170,298)	(216,498)
Transferred to Property and equipment	—	—	(3,646)	—	(41,161)	(44,807)
Currency translation	38,255	—	—	2,099	—	40,354
Balance at August 31, 2023	3,839,792	—	—	43,919	—	3,883,711
Additions	—	67,432	—	170,037	—	237,469
Disposals	(2,186,552)	—	—	—	—	(2,186,552)
Deconsolidation on sale of subsidiary	(1,549,425)	—	—	(46,656)	—	(1,596,081)
Currency translation	9,433	—	—	1,113	—	10,546
Balance at August 31, 2024	113,248	67,432	—	168,413	—	349,093

Accumulated depreciation
Balance at August 31, 2022	822,407	—	2,878	20,315	76,464	922,064
Depreciation	615,937	—	768	23,934	21,442	662,081
Disposal	—	—	(3,646)	(13,475)	(97,906)	(115,027)
Balance at August 31, 2023	1,438,344	—	—	30,774	—	1,469,118
Depreciation	524,772	8,429	—	71,385	—	604,586
Disposal	(1,193,933)	—	—	—	—	(1,193,933)
Deconsolidation on sale of subsidiary	(748,972)	—	—	(42,513)	—	(791,485)
Balance at August 31, 2024	20,211	8,429	—	59,646	—	88,286
Net carrying amount
As at August 31, 2023	2,401,448	—	—	13,145	—	2,414,593
As at August 31, 2024	93,037	59,003	—	108,767	—	260,807

During the year ended August 31, 2023, the Company exercised a purchase option and paid in full a lease liability related to a computer and boat rental fleet that was previously included in the right-of-use assets. As a result, the Company transferred the assets to property and equipment assets at its net book value of $44,807 [note 10].

During the year ended August 31, 2024, the Company sold its subsidiary EB Rental, Ltd., which resulted in the deconsolidation of the subsidiary’s right-of-use assets.  As a result, the Company deconsolidated right-of-use assets with a net book value of $804,596 [note 30].